CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 April 21, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:             First Trust Exchange-Traded Fund VI
                   (Registration Nos. 333-182308 and 811-22717)
           ------------------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 74 and under the Investment Company Act of 1940, as amended, Amendment No. 76 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF and US Equity Dividend Select ETF, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By:  /s/ Morrison C. Warren
                                         ----------------------------------
                                             Morrison C. Warren

Enclosures